Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (134,224)	¥ (931,922)	¥ (401,275)	¥ (328,477)
Adjustments to reconcile net loss to net cash generated from operating activities:
Foreign exchange loss (gain)	(8,115)	(56,341)	(72,394)	16,256
Changes in the fair value of contingent purchase consideration payables	(13,439)	(93,307)	43,325	22,629
Depreciation of property and equipment	69,150	480,105	402,035	278,986
Amortization of intangible assets	26,496	183,964	184,147	127,669
(Gain) loss on disposal of property and equipment and intangible assets	1,743	12,101	106	(2,659)
Allowance for doubtful debt	16,933	117,564	32,199	9,913
Stock based compensation expense	17,101	118,729	190,027	233,735
Deferred income tax benefits	(9,496)	(65,932)	(20,262)	(28,728)
Loss (gain) from equity method investments	(5,135)	(35,652)	(52,355)	671
Loss on debt extinguishment	4,298	29,841		41,581
Gain from cost method investments	(743)	(5,160)
Impairment of long-lived assets	56,596	392,947
Changes in operating assets and liabilities, net of effects of acquisitions:
Restricted cash	4,978	34,561	(83,913)	(47,175)
Accounts and notes receivable	(5,903)	(40,988)	15,086	(81,744)
Inventories	1,312	9,108	(3,480)	(2,341)
Prepaid expenses and other current assets	(21,430)	(148,776)	(278,229)	(103,314)
Amounts due from related parties	(2,442)	(16,958)	(17,927)	(1,757)
Accounts and notes payables	6,762	46,947	96,548	121,698
Unrecognized tax benefits (expense)	2,045	14,197	(5,961)	1,894
Accrued expenses and other payables	11,841	82,216	92,692	(46,945)
Deferred revenue	(4,045)	(28,086)	(10,845)	(10,643)
Advances from customers	2,246	15,597	88,121	97,133
Income taxes payable	(4,041)	(28,060)	14,946	8,946
Deferred government grants	(954)	(6,627)	4,048	13,409
Amounts due to related parties	512	3,552	195	4,628
Net cash generated from operating activities	12,046	83,620	216,834	325,365
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(82,745)	(574,501)	(1,052,271)	(800,510)
Assets acquisition of BJ Yichengtaihe				(137,445)
Purchases of intangible assets	(5,473)	(37,999)	(47,513)	(58,201)
Proceeds from disposal of property and equipment	7	51	1,702	16,638
Payments for short-term investments	(41,067)	(285,127)	(1,675,157)	(152,143)
Loans to related parties				(118,626)
Loans to third parties			(73,472)	(198,422)
Receipt of loan to a related party				38,999
Receipt of loan to a third party	6,233	43,279		50,000
Proceeds received from maturity of short-term investments	16,175	112,300	2,496,826	442,998
Proceeds from disposal of long-term investments	1,623	11,269
Payments for business acquisitions, net of cash acquired (Note 4)				(1,308,221)
Payments for long-term investments	(7,014)	(48,701)	(20,245)	(36,864)
Payments for available-for-sale investments	(767)	(5,324)
Payments for assets acquisition, net of cash acquired (Note 4)	(8,104)	(56,264)
Net cash used in investing activities	(121,132)	(841,017)	(370,130)	(2,261,797)
CASH FLOWS FROM FINANCING ACTIVITIES
Restricted cash	(244,766)	(1,699,411)	50,332	81,151
Proceeds from exercise of stock options	650	4,510	7,344	2,981
Proceeds from issuance of ordinary shares	367,088	2,548,695	1,808,498
Prepayments for consideration in relation to acquisitions	(377)	(2,617)	(19,310)	(4,870)
Repayment of 2016 bonds (Note 17)	(38,067)	(264,300)
Proceeds from issuance of bonds, net				1,980,640
Proceeds from long-term bank borrowings	30,912	214,620	85,213	48,076
Proceeds from short-term bank borrowings	248,549	1,725,676	300,000	362,928
Repayment of long-term bank borrowings	(7,104)	(49,320)	(960,317)	(195,785)
Repayment of short-term bank borrowings	(45,802)	(318,000)	(184,181)	(380,418)
Payments for purchase of noncontrolling interest/mandatorily redeemable noncontrolling interests	(14,403)	(100,000)	(8,000)
Payments for acquisition of property and equipment through capital leases	(3,405)	(23,638)	(81,547)	(31,983)
Advance of loan from a third party				150,000
Repayment of loan from a third party				(50,000)
Proceeds from sales and leaseback transactions			130,000	164,000
Rental prepayment and deposits for sales and leaseback transactions	(21,996)	(152,715)	(13,000)	(30,716)
Contribution from noncontrolling interest in a subsidiary	576	4,000
Prepayment for future share repurchase plan	(5,621)	(39,028)
Payments for share repurchase plan	(6,145)	(42,665)		(213,665)
Net cash generated from financing activities	30,169	209,472	1,115,032	1,121,732
Effect of foreign exchange rate changes on cash and cash equivalents	23,086	160,289	78,903	259
Net (decrease) increase in cash and cash equivalents	(55,831)	(387,636)	1,040,639	(814,441)
Cash and cash equivalents at beginning of year	242,698	1,685,054	644,415	1,458,856
Cash and cash equivalents at end of year	186,867	1,297,418	1,685,054	644,415
Supplemental disclosures of cash flow information:
Income taxes paid	(7,252)	(50,349)	(62,815)	(32,750)
Interest paid	(22,422)	(155,679)	(242,713)	(229,348)
Interest received	2,864	19,886	61,490	83,376
Supplemental disclosures of non-cash activities:
Purchase of property and equipment through capital leases	8,755	60,788	135,940	231,879
Purchase of property and equipment included in accrued expenses and other payables, notes payable, and amounts due to related parties	(7,442)	(51,669)	(94,782)	125,682
Purchase of intangible assets included in accrued expenses and other payables	(189)	(1,310)	(1,392)	(4,946)
Contingent consideration related to the acquisitions included in amount due to related parties	(44,091)	(306,126)	¥ (174,761)	370,752
Bonds 7.875% Due 2016
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of bonds (Note 17)				¥ (760,607)
Bonds 6.875% Due 2017
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of bonds (Note 17)	$ (229,920)	¥ (1,596,335)